Stockholders' Equity (Details Narrative) (10K) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 30, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Capital stock shares authorized	100,000,000			100,000,000
Common stock shares authorized	90,000,000			90,000,000	90,000,000
Common stock par value	$ 0.000001			$ 0.000001	$ 0.000001
Preferred stock shares authorized	10,000,000			10,000,000	10,000,000
Preferred stock par value	$ 0.000001			$ 0.000001	$ 0.000001
Proceeds from common stock sold	$ 50,000			$ 275,000	$ 10,500,000
Number of shares issued during period, value	50,000			275,000
Loss on the settlement of debt					252,900
Weighted-average fair value of options				$ 0.211
Weighted-average exercise price of options
Stock option expense	$ 193,587		$ 457,242	$ 739,973
Unamortized stock option expense				$ 253,830
Minimum [Member]
Weighted-average fair value of options				$ 1.11
Weighted-average exercise price of options				$ 4.00
Initial Public Offering [Member]
Number of shares issued during period					2,625,000
Sale of stock, price per share					$ 4.00
Proceeds from issuance of public offering					$ 10,500,000
Number of warrants outstanding				131,250
Exercise price outstanding				$ 5.00
Warrant expire date				Nov. 30, 2024
Three Investors [Member]
Common stock sold				2,553,571
Proceeds from common stock sold				$ 275,000
Board of Director [Member]
Common stock sold				125,000
Proceeds from common stock sold		$ 50,000		$ 25,000
Number of shares issued during period	1,000,000	100,000
Number of shares issued during period, value	$ 50,000
Vendors [Member]
Number of shares issued during period				84,300
Accounts payable and accrued expenses					$ 421,500
Number of shares issued during period, value				$ 674,000